UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐     Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

____________________ to ___________________

Date of Report (Date of earliest event reported) _____________________________

Commission File Number of securitizer: ____________________________

Central Index Key Number of securitizer: ___________________________

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒     Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

  Commission File Number of securitizer:         025-01202

  Central Index Key Number of securitizer:       0001457438

Conn’s Receivables Funding 2019-A, LLC

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): Not Applicable

Central Index Key Number of underwriter (if applicable): Not Applicable

Mark L. Prior

VP, General Counsel and Secretary

2445 Technology Forest Boulevard

The Woodlands, Texas 77381

(936) 207-2228

Name and telephone number, including area code, of the person to contact in connection with this filing

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer.

Attached as Exhibit 99.1 hereto is a Report of Independent Accountants on Applying Agreed-Upon Procedures, dated April 9, 2019, of Ernst & Young, LLP, obtained by the Sponsor.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

CONN APPLIANCES, INC.

(Securitizer)

	By:	/s/ Mark L. Prior

	Name:	Mark L. Prior

	Title:	VP, General Counsel and Secretary

Date: April 9, 2019